Digital Asset Debt Strategy ETF
Schedule of Investments
August 31, 2025 (Unaudited)

CONVERTIBLE BONDS - 42.9%	Coupon	Maturity Date	Par	Value
Financial Services - 30.0%(a)
Bitdeer Technologies Group(b)	5.25%	12/01/2029	$90,000	$106,119
Cleanspark, Inc.(b)	0.00%	06/15/2030	190,000	174,409
Coinbase Global, Inc.	0.50%	06/01/2026	180,000	193,485
Core Scientific, Inc.(b)	3.00%	09/01/2029	120,000	183,036
MARA Holdings, Inc.	2.13%	09/01/2031	160,000	169,947
Riot Platforms, Inc.(b)	0.75%	01/15/2030	165,000	198,660
Shift4 Payments, Inc.	0.00%	12/15/2025	135,000	155,048
Terawulf, Inc.(b)	2.75%	02/01/2030	155,000	217,930
WisdomTree, Inc.	3.25%	08/15/2029	80,000	102,240
				1,500,874

Health Care - 3.8%
Semler Scientific, Inc.(b)	4.25%	08/01/2030	245,000	191,173

Media - 2.9%
Trump Media & Technology Group Corp.(b)	0.00%	05/29/2028	155,000	146,134

Retail & Wholesale - Discretionary - 3.0%
GameStop Corp.(b)	0.00%	04/01/2030	145,000	148,366

Software & Tech Services - 2.1%
Strategy, Inc.	0.88%	03/15/2031	65,000	105,268

Telecommunications - 1.1%
Applied Digital Corp.(b)	2.75%	06/01/2030	30,000	54,957

TOTAL CONVERTIBLE BONDS (Cost $2,107,692)				2,146,772

CONVERTIBLE PREFERRED STOCK - 2.2%			Shares	Value
Software & Tech Services - 2.2%
Strategy, Inc., 8.00%, Perpetual			1,175	110,802

TOTAL CONVERTIBLE PREFERRED STOCK (Cost $119,777)				110,802

CORPORATE BONDS - 35.1%	Coupon	Maturity Date	Par	Value
Consumer Finance - 14.0%
Block, Inc. (Callable 05/15/2027)	6.50%	05/15/2032	$165,000	171,016
Fiserv, Inc. (Callable 05/12/2034)	5.15%	08/12/2034	95,000	95,302
Mastercard, Inc. (Callable 01/15/2032)	4.95%	03/15/2032	115,000	119,233
PayPal Holdings, Inc. (Callable 12/01/2053)	5.50%	06/01/2054	200,000	194,740
Visa, Inc. (Callable 06/14/2035)	4.15%	12/14/2035	130,000	124,340
				704,631

Financial Services - 6.9%
BlackRock Funding, Inc. (Callable 12/14/2033)	5.00%	03/14/2034	165,000	169,506

Franklin Resources, Inc. (Callable 07/30/2030)	1.60%	10/30/2030	200,000	175,654
				345,160

Semiconductors - 3.5%
NVIDIA Corp. (Callable 03/15/2031)	2.00%	06/15/2031	195,000	174,654

Software & Tech Services - 10.7%
Accenture Capital, Inc. (Callable 07/04/2034)	4.50%	10/04/2034	175,000	170,949
International Business Machines Corp. (Callable 11/10/2034)	5.20%	02/10/2035	190,000	193,050
ROBLOX Corp. (Callable 10/10/2025)(b)	3.88%	05/01/2030	180,000	171,280
				535,279

TOTAL CORPORATE BONDS (Cost $1,756,616)				1,759,724

EXCHANGE TRADED FUNDS - 12.6%			Shares	Value
ProShares Bitcoin ETF			12,135	237,118
YieldMax Bitcoin Option Income Strategy ETF(c)			23,340	225,698
YieldMax Crypto Industry & Tech Portfolio Option Income ETF(c)			4,801	169,619
				632,435

TOTAL EXCHANGE TRADED FUNDS (Cost $665,294)				632,435

PREFERRED STOCK - 4.2%			Shares	Value
Banks - 4.2%
Customers Bancorp, Inc., 5.38%, 12/30/2034 (Callable 12/30/2029)			9,810	211,111

TOTAL PREFERRED STOCK (Cost $208,284)				211,111

SHORT-TERM INVESTMENTS - 1.9%
Money Market Funds - 1.9%			Shares	Value
First American Government Obligations Fund - Class X, 4.22%(d)			97,719	97,719

TOTAL SHORT-TERM INVESTMENTS (Cost $97,719)				97,719

TOTAL INVESTMENTS - 98.9% (Cost $4,955,382)				$4,958,563
Other Assets in Excess of Liabilities - 1.1%				52,805
TOTAL NET ASSETS - 100.0%				$5,011,368

Percentages are stated as a percent of net assets.

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933,as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Affiliated company as defined by the Investment Company Act of 1940.
(d)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

The Fund held affiliated securities of the following companies during the period ended August 31, 2025. Transactions during the period in these securities of affiliated companies were as follows:

Security Name	Share Balance 08/31/2025	Fair Value at 08/04/2025(a)	Purchases	Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Fair Value at 08/31/2025	Dividend Income
YieldMax Bitcoin Option Income Strategy ETF	23,340	$—	$242,082	$—	$—	$(16,384)	$225,698	$5,064
YieldMax Crypto Industry & Tech Portfolio Option Income ETF	4,801	—	172,816	—	—	(3,197)	169,619	4,163
Totals		$—	$414,898	$—	$—	$(19,581)	$395,317	$9,227

(a)	Inception date of the Fund was August 4, 2025.